CAPITAL STOCK (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Capital stock additional details
Preferred stock, authorized	10,000,000	10,000,000	10,000,000
Preferred stock Series A,designated	3,500,000	3,500,000	3,500,000
Preferred stock Series A, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock Series A, Issued	2,234,673	2,126,574	1,924,230
Preferred stock Series A, Outstanding	2,234,673	2,126,574	1,924,230
Accrued preferred stock devidend		$ 167,945	$ 97,110
Preferred Stock issued during year		202,344
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	200,000,000	200,000,000	200,000,000
Common stock, Issued	24,390,013	24,330,013	22,310,894
Common stock, outstanding	24,390,013	24,330,013	22,310,894
Preferred Stock
Capital stock additional details
Accrued preferred stock devidend	$ 137,060
Preferred Stock issued during year	108,099	202,344	117,001